Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of non-cancellable lease contracts	As of December 31, 2023, the Company had the following non-cancellable lease contracts:
Description of lease	Lease term
Office premise	2 years

Schedule of lease amount recognized in the consolidated balance sheet
	As of December, 31
	2022	2023	2023
	S$	S$	US$

Right-of-use assets	252,854	123,881	93,899

Lease liabilities
Current	129,440	123,881	93,899
Non-current	123,881	-	-
	253,321	123,881	93,899

Schedule of summary of lease cost
	As of December, 31
	2022	2023	2023
	S$	S$	US$

Amortization of right-of-use assets	10,993	128,973	97,759

Interest of lease liabilities	992	8,770	6,647

Schedule of future minimum lease payments

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2023 were as follows:

	Minimum lease payment
Twelve months ending December 31,	S$	US$
2024	126,693	96,030
2025	-	-

Total future minimum lease payments	126,693	96,030
Less imputed interest	(2,812)	(2,131)

Present value of operating lease liabilities	123,881	93,899
Less: current portion	(123,881)	(93,899)

Long-term portion	-	-

Schedule of summarizes other supplemental information

The following summarizes other supplemental information about the Company’s lease as of December 31, 2023:

As of December 31, 2023
Weighted average discount rate	4.51%
Weighted average remaining lease term	11 months